Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	Average yield p.a. %		12/31/2025	12/31/2024
Cash and banks (1)	4.00%		9,881,326	6,596,510

Cash equivalents
Local currency
Fixed-term deposits	101.37	% of CDI	3,204,403	2,422,308

Foreign currency
Fixed-term deposits (2)	4.58%		2,094,024
			15,179,753	9,018,818